Subsequent Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent Events

Note 32: Subsequent Events
Sale of LSEG Shares
On January 31, 2023, the Company and Blackstone’s consortium collectively sold approximately 21.2 million LSEG shares through YPL to Microsoft, of which 10.5 million LSEG shares were indirectly owned by the Company. The Company received approximately $1.0 billion of gross proceeds from the sale, which was fixed in U.S. dollars.
On March 8, 2023, the Company and Blackstone’s consortium collectively sold 28 million LSEG shares they co-own at a price of £71.50 per share through a placing to institutional investors and an offer to retail investors. Of the shares sold, approximately 13.6 million were indirectly owned by the Company.
Acquisition
In January 2023, the Company acquired SurePrep, LLC, a provider of tax automation software and services, for $500 million. The Company is in the process of allocating the purchase consideration to the assets and liabilities assumed for accounting purposes.
2023 Dividends
In February 2023, the Company announced a 10% or $0.18 per share increase in the annualized dividend to $1.96 per common share, which was approved by the Company’s board of directors. A quarterly dividend of $0.49 per share will be paid on March 16, 2023 to shareholders of record as of February 23, 2023.
Share Repurchases
From January 1, 2023 through March 1, 2023, the Company repurchased 4.4 million of its common shares for $519 million under the $2.0 billion share buyback program announced in June 2022. Under this program, the Company has repurchased approximately $
1.8
billion of its common shares.
Intention to Execute Return of Capital of at least $2 Billion
In 2023, following the completion of the share repurchase program, the Company intends to initiate a return of capital of at least $2 billion, which will be combined with a share consolidation or reverse stock split, similar to the return of capital the Company completed in 2018. This transaction will be funded through proceeds from LSEG share dispositions, and as such, the timing and amount of the transaction will depend on market conditions and other factors.